Annual Total Returns- DWS Strategic High Yield Tax-Free Fund (Class ACIS) [BarChart] - Class ACIS - DWS Strategic High Yield Tax-Free Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	9.78%	12.18%	(5.84%)	11.57%	3.35%	1.01%	6.26%	(0.80%)	8.37%	4.05%